INVESTMENT IN GOLD (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Notes and other explanatory information [abstract]
Investments current	$ 1,000
Gain on disposals of investment properties	$ 158